CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	3 Months Ended
Jun. 30, 2020 shares
CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Sale of Private Warrants, shares	3,250,000